Post-Employment Benefits - Summary of Changes in Net Amount Recognized in Balance Sheet (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Discount rate	9.72%	9.98%	10.24%
Actual return on assets	R$ 2,266	R$ 2,124